Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester® Fund Municipals), Class A)	0 Months Ended
Apr. 02, 2012
(Oppenheimer Rochester® Fund Municipals) | Class A
Bar Chart Table:
Annual Return 2002	5.46%
Annual Return 2003	8.12%
Annual Return 2004	7.25%
Annual Return 2005	8.76%
Annual Return 2006	8.33%
Annual Return 2007	(1.59%)
Annual Return 2008	(30.84%)
Annual Return 2009	45.07%
Annual Return 2010	3.63%
Annual Return 2011	11.50%